                         LINCOLN BENEFIT LIFE COMPANY
                             206 South 13th Street
                               Lincoln, NE 68508
                           Phone No. (402) 479-7835
                            Fax No. (402) 479-7497

                                  May 1, 1997

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

RE:  Lincoln Benefit Life Variable Life Account
     1933 File No. 33-67386

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Lincoln Benefit Life Variable Life Account (the "Account") certifies that:

     a. The form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Account's registration statement on Form S-6; and

     b. The text of the most recent post-effective amendment to the Account's registration statement was filed with the Commission electronically on April 30, 1997.

                                             Very truly yours,


                                             /s/ Gregory C. Sennett
                                             Gregory C. Sennett
                                             Counsel


GCS:lh